Business combinations and Disposal group held for sale (Tables)	12 Months Ended
Mar. 31, 2019
Brilliant Basics Holdings Limited
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price Allocation

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

			(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net Assets*	—	—	—
Intangible assets – customer relationships	—	2	2
Deferred tax liabilities on intangible assets	—	—	—
	—	2	2
Goodwill			5
Total purchase price			7

*	Includes cash and cash equivalents acquired of less than $1 million

Summary of Acquisition Date Fair Value of Each Major Class of Consideration

The fair value of each major class of consideration as of the acquisition date is as follows:

(Dollars in millions)
Component	Consideration settled
Cash Paid	4
Fair value of contingent consideration	3
Total purchase price	7

Wongdoody Holding Company Inc.
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price Allocation

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net Assets*	5	—	5
Intangible assets – customer contracts and relationships	—	20	20
Intangible assets – Trade name	—	1	1
	5	21	26
Goodwill			25
Total purchase price			51

*	Includes cash and cash equivalents acquired of $8 million.

Summary of Acquisition Date Fair Value of Each Major Class of Consideration

The fair value of each major class of consideration as of the acquisition date is as follows:

(Dollars in millions)
Component	Consideration settled
Cash Consideration	38
Fair value of contingent consideration	13
Total purchase price	51

Infosys Compaz Pte Limited
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price Allocation

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

		(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net Assets*	13	—	13
Intangible assets – customer contracts and relationships	—	6	6
Deferred tax liabilities on intangible assets	—	(1)	(1)
	13	5	18
Less: Non-controlling interests			(7)
Total purchase price			11

*	Includes cash and cash equivalents acquired of $ 9 million.

Summary of Acquisition Date Fair Value of Each Major Class of Consideration

The fair value of each major class of consideration as at the acquisition date is as follows:

(Dollars in millions)
Component	Consideration settled
Cash Consideration	8
Fair value of contingent consideration	3
Total purchase price	11

Fluido Oy
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price Allocation

The purchase price has been allocated based on management’s estimates and independent appraisal of fair values as follows:

(Dollars in millions)
Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Net Assets*	2	—	2
Intangible assets – customer contracts and relationships	—	21	21
Intangible assets – Salesforce Relationships	—	8	8
Intangible assets – Brand	—	4	4
Deferred tax liabilities on intangible assets	—	(7)	(7)
	2	26	28
Goodwill			32
Total purchase price			60

*	Includes cash and cash equivalents acquired of $ 4 million.

Summary of Acquisition Date Fair Value of Each Major Class of Consideration

The fair value of each major class of consideration as of the acquisition date is as follows:

(in $ million)
Component	Consideration settled
Cash consideration	52
Fair value of contingent consideration	8
Total purchase price	60